CONVERTIBLE NOTE PAYABLE (Schedule of Convertible Debt) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Apr. 04, 2014	Dec. 31, 2013
CONVERTIBLE NOTE PAYABLE [Abstract]
Convertible Debt, principal amount					$ 543,479
Less: repayment of principle
Less: discount related to fair value of the embedded conversion feature	(452,702)	(452,702)	(452,702)
Less: discount related to 8% original issue discount and financing cost	(63,482)	(63,482)	(63,482)
Amortization of the debt discount on notes	51,292		452,702
Carrying value at June 30, 2014	$ 78,587	$ 78,587	$ 78,587